Other Debt Securities (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Other Debt Securities
The following table shows the Bank’s holdings of other debt securities, net of the impairment allowances, as of December 31, 2024 and 2023:

Name	Holdings
	12/31/2024		12/31/2023
	Fair value level	Book amounts	Book amounts
OTHER DEBT SECURITIES
Measured at fair value through OCI
- Local
Government securities
Argentine government Treasury bonds in pesos adjusted by CER 4.25% - Maturity: 02-14-2025	1	361,931,363	428,113,929
Argentine government US dollar step-up bonds - Maturity: 07-09-2030	1	9,482,096	8,181,938
Argentine government US dollar bonds 1% - Maturity: 07-09-2029	1	767,899	613,316
Argentine government Treasury bonds in pesos adjusted by CER 3.75% - Maturity: 04-14-2024			92,942,491
Argentine government Treasury bonds in pesos BADLAR x0.7 - Maturity: 11-23-2027			5,657,479
Argentine government Treasury bonds in pesos adjusted by CER 4.25% - Maturity: 10-14-2024			4,792,324

Subtotal local government securities (1)		372,181,358	540,301,477

- Foreign
Government securities
US Treasury bills - Maturity: 01-16-2025	1	27,831,316
US Treasury bills - Maturity: 01-02-2025	1	20,647,700
US Treasury bills - Maturity: 01-14-2025	1	18,043,363
US Treasury bills - Maturity: 01-18-2024			68,517,681
US Treasury bills - Maturity: 01-11-2024			26,374,176

Subtotal foreign government securities		66,522,379	94,891,857

Total other debt securities measured at fair value through OCI		438,703,737	635,193,334

Measured at amortized cost
- Local
Government securities
Argentine government Treasury bonds in pesos adjustable by CER - Maturity: 06-30-2027		2,434,892,421
Argentine government Treasury bonds in pesos - Maturity: 08-23-2025		171,366,044	97,894,556
Argentine government Treasury bonds in pesos - Maturity: 05-23-2027		35,411,657	76,791,745
Debt securities of the Province of Buenos Aires variable rate - Maturity: 12-05-2027		10,651,154
Argentine government Treasury bonds in pesos BADLAR x0.7 - Maturity: 11-23-2027		8,199,587	29,152,081
Debt securities of the Province of Córdoba in pesos C L. 4 - Maturity: 12-05-2027		7,186,943
Discount bonds denominated in pesos at 5.83% - Maturity: 12-31-2033		5,924,562	3,255,091
Letters of the Municipality of Córdoba Series L - Maturity: 03-16-2025		3,038,231
Public Title of the municipality of Córdoba S01 - Maturity: 09-09-2026		2,607,295
BADLAR bonds of the municipality of Rosario - Maturity: 07-05-2026	2	249,852
Other			227,696

Subtotal local government securities		2,679,527,746	207,321,169

Name	Holdings
	12/31/2024		12/31/2023
	Fair value level	Book amounts	Book amounts
OTHER DEBT SECURITIES (continued)
BCRA bills
BCRA internal bills at benchmark exchange rate, at zero rate - Maturity: 10-03-2024			22,007,277
BCRA internal bills at benchmark exchange rate, at zero rate - Maturity: 11-18-2024			15,845,244
BCRA internal bills at benchmark exchange rate, at zero rate - Maturity: 10-19-2024			8,802,914
BCRA internal bills at benchmark exchange rate, at zero rate - Maturity: 11-15-2024			7,218,390
BCRA internal bills at benchmark exchange rate, at zero rate - Maturity: 08-06-2024			4,929,631
BCRA internal bills at benchmark exchange rate, at zero rate - Maturity: 08-08-2024			4,225,398
BCRA internal bills at benchmark exchange rate, at zero rate - Maturity: 11-13-2024			3,697,224
BCRA internal bills at benchmark exchange rate, at zero rate - Maturity: 11-20-2024			3,169,049
BCRA internal bills at benchmark exchange rate, at zero rate - Maturity: 10-18-2024			1,760,582
BCRA internal bills at benchmark exchange rate, at zero rate - Maturity: 08-03-2024			352,117

Subtotal BCRA bills			72,007,826

Private securities
Corporate bonds Vista Energy Argentina SAU C20 - Maturity: 07-20-2025		3,291,441	5,616,457
Corporate bonds Vista Oil y Gas Argentina SAU C15 - Maturity: 01-20-2025		2,807,679	4,779,528
Fiduciary Debt Securities Financial Trust Red Surcos S033 CL.A – Maturity: 07-05-2025		787,300
Fiduciary Debt Securities Secubono Financial Trust S237 CL.A – Maturity: 07-28-2025		504,278
Corporate bonds SME Liliana SRL Guaranteed S01 – Maturity: 04-18-2025		229,360	914,764
Fiduciary Debt Securities Financial Trust Payway Collection Acel S01 CL.B – Maturity: 04-15-2025		17,333
Corporate bonds Vista Energy Argentina SAU C13 - Maturity: 08-08-2024			5,181,048
Corporate bonds Volkswagen Financial Services C010 – Maturity: 10-12-2024			4,189,179
Corporate bonds MSU SA C06 – Maturity: 11-02-2024			1,767,156
Fiduciary debt securities Confibono Financial Trust S73 Class A - Maturity: 05-20-2024			1,033,125
Other			415,002

Subtotal local private securities		7,637,391	23,896,259

Total Other debt securities measured at amortized cost (2)		2,687,165,137	303,225,254

TOTAL OTHER DEBT SECURITIES		3,125,868,874	938,418,588

(1)
In January and March 2023, the Bank entered into voluntary debt exchange under the terms of section 11, Presidential Decree No. 331/2022 issued by the Ministry of Economy. The securities involved in such exchange transactions were as follows:

•	Argentine government discount Treasury bills in pesos – Maturity: 06-30-2023 (S3OJ3) for a face value of 26,640,975,851.

•	Argentine government discount Treasury bills in pesos adjusted by CER – Maturity: 02-17-2023 (X17F3) for a face value of 20,900,000,000.

•	Argentine government discount Treasury bills in pesos – Maturity: 02-28-2023 (S28F3) for a face value of 12,893,000,000.

•	Argentine government discount Treasury bills in pesos adjusted by CER – Maturity: 06-16-2023 (X16J3) for a face value of 4,516,000,000.

•	Argentine government discount Treasury bills in pesos adjusted by CER – Maturity: 05-19-2023 (X19Y3) for a face value of 1,759,369,713.

•	Argentine government discount Treasury bills in pesos adjusted by CER – Maturity: 01-20-2023 (X20E3) for a face value of 290,000,000.

With almost all of the instruments received, the Bank acquired put options with the BCRA. These options give the Bank the opportunity to sell (put option) the underlying asset at a value determined by the applicable BCRA regulations. In this transaction, the options can be exercised up to one day before the maturity of the underlying instrument. Considering the terms and conditions of these put options established by the BCRA, they are considered “out of the money” with a fair value equal to zero.

(2)	As of December 31, 2024, the Bank maintains put options with the BCRA on government securities with a total notional value of 2,286,308,790.